Long-term debt	6 Months Ended
Jun. 30, 2024
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]	Long-term debt in € m. Jun 30, 2024 Dec 31, 2023 Senior debt: Bonds and notes Fixed rate 70,119 72,656 Floating rate 11,227 9,028 Other 16,010 26,394 Subordinated debt: Bonds and notes Fixed rate 11,344 11,163 Floating rate 0 0 Other 148 149 Total long-term debt 108,848 119,390